Acquisitions And Other Transactions (Narrative) (Details) (USD $)		12 Months Ended		24 Months Ended		12 Months Ended			0 Months Ended
	Dec. 23, 2011 Respiratory Delivery Platform	Dec. 31, 2010 Bioniche Pharma Holdings Limited	Dec. 31, 2009 Bioniche Pharma Holdings Limited	Dec. 31, 2010 Bioniche Pharma Holdings Limited	Sep. 07, 2010 Bioniche Pharma Holdings Limited	Dec. 31, 2011 Other Business Acquisitions businesses	Dec. 31, 2012 In-process research and development	Dec. 31, 2011 In-process research and development	Dec. 23, 2011 In-process research and development Respiratory Delivery Platform	Sep. 07, 2010 Product rights and licenses Bioniche Pharma Holdings Limited
Business Acquisition [Line Items]
Acquisition purchase price	$ 348,000,000				$ 543,700,000	$ 165,000,000
Purchase consideration, cash paid	22,000,000					59,000,000
Purchase consideration, assumed liabilities	4,000,000					106,000,000
Purchase consideration, contingent consideration	322,000,000
Purchase price allocation, IPR&D	338,000,000				143,000,000	30,000,000
Purchase price allocation, fixed assets	8,000,000				16,211,000	5,000,000
Purchase price allocation, goodwill	2,000,000				207,390,000
Rate used to discount net cash inflows to present values							10.00%	10.00%	12.50%
Percentage of outstanding equity acquired					100.00%
Purchase price allocation, identified intangible assets					186,000,000	130,000,000
Finite-lived intangible assets, weighted average useful life										8 years
Acquisition costs		13,000,000		12,700,000
Amortization of step-up of fair value of inventory				12,000,000
Amortization of acquired intangible assets		$ 24,600,000	$ 24,600,000
Number of businesses acquired						2